DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                               OF THE LISTED FUND:

                             ----------------------

                            DWS Strategic Income VIP

The following information revises similar disclosure in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio:


Andrew P. Cestone                                                    Matthew F. MacDonald
Managing Director of Deutsche Asset Management                       Director of Deutsche Asset Management and Portfolio
and Lead Portfolio Manager of the portfolio.                         Manager of the portfolio.
 o Joined Deutsche Asset Management                                   o Joined Deutsche Asset Management and the portfolio
   in 1998 and the portfolio in 2002.                                   in 2006 after 14 years of fixed income experience at Bank
 o Head of High Yield.                                                  of America Global Structured Products and PPM America,
 o Previous experience includes five years as an investment             Inc., where he was portfolio manager for public fixed
   analyst at Phoenix Investment Partners and as a credit officer       income, including MBS, ABS, CDOs and corporate bonds;
   in the asset-based lending group at Fleet Financial Group.           earlier, as an analyst for MBS, ABS and money markets; and
 o BA, University of Vermont.                                           originally, at Duff & Phelps Credit Rating Company.
                                                                      o Portfolio Manager for Retail Mortgage Backed Securities:
William Chepolis, CFA                                                   New York.
Managing Director of Deutsche Asset Management                        o BA, Harvard University; MBA, University of Chicago
and Portfolio Manager of the portfolio.                                 Graduate School of Business.
 o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for
   Norwest Bank, where he managed the bank's fixed income and foreign exchange portfolios.
 o Portfolio Manager for Retail Mortgage Backed Securities:
   New York.
 o Joined the portfolio in 2002.
 o BIS, University of Minnesota.















               Please Retain This Supplement for Future Reference

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

July 7, 2006
VS2-3610